Shareholder Report, Holdings (Details) - U.S. Treasury Securities	May 31, 2024
C000219345
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000190631
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000005565
Holdings [Line Items]
Percent of Net Asset Value	97.90%